Taxes - Schedule of Statutory Rates to the Company’s Effective Tax Rate (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%		25.00%		25.00%
Effect of preferential tax rates		(10.80%)	[1]	(6.20%)	[1]	(2.80%)
Eligible additional deduction		(2.40%)	[2]	(3.50%)	[2]	(3.30%)
Impact of different tax rates in other jurisdictions		0.50%		0.80%		1.30%
Non-taxable and exemptions		0.00%		(0.30%)		(3.30%)
Permanent differences	[3]	1.00%		2.60%		0.10%
Effective income tax rate		13.30%		18.40%		17.00%

[1]	Preferential tax rates for small and micro low-profit and high-tech entities.
[2]	Eligible additional deduction mainly consisted of research and development super deduction and disabled staff super deduction.
[3]	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.